Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Income Tax Expense
	2021	2020	2019
	€	€	€
Current income tax expense	(131,921)	(16,088)	—
Deferred tax benefit	61,804	99,339	—
Income tax benefit / (expense)	(70,117)	83,251	—

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expenses) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2021	2020	2019
	€	€	€
Loss before income tax	(42,660,662)	(26,068,955)	(8,027,162)
Income tax benefit at statutory income tax rate of 25%	(10,665,166)	(6,517,239)	(2,006,791)
Recognition of previously unrecognized deferred tax assets	—	(1,629,392)	—
Impact of rate differences on opening deferred tax balance	—	—	1,421,141
Non-deductible expenses for tax purposes (inc. share based payments)	353,543	74,579	4,050
Transactions costs	—	—	(209,045)
Current year losses for which no deferred tax asset has been recognised	2,910,890	3,132,076	789,520
Differences in overseas tax rates	7,482,832	4,855,980	—
Other	(11,982)	745	1,125
Income tax expense (benefit)	70,117	(83,251)	—

Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2027	31.3	—	31.3
2028	57.5	—	57.5
Unlimited	—	6.9	6.9
Total carry-forward losses	88.8	6.9	95.7

Summary of Movements in Deferred Tax Balances

	R&D	Fixed	Non current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€
At January 1, 2021	1,964,583	—	99,339	2,063,922
(Charged)/credited
- Profit or loss	(54,667)	—	125,557	70,890
- Currency translation differences	—	—	13,612	13,612
At December 31, 2021	1,909,916		238,508	2,148,424
Deferred tax liability
At January 1, 2021	—	—	(1,964,583)	(1,964,583)
(Charged)/credited
- Profit or loss	—	(63,753)	54,667	(9,086)
- Currency translation differences	—	(2,703)	—	(2,703)
At December 31, 2021	—	(66,456)	(1,909,916)	(1,976,372)
Net deferred tax assets at December 31, 2021				172,052